Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of segment

Revenue	December 31, 2024	%	December 31, 2023	%

Air transport	19,278,094	98.7%	18,374,696	99.0%
Other income	248,114	1.3%	179,729	1.0%
Total	19,526,208	100.0%	18,554,425	100.0%